INCOME TAXES - Reconciliation of statutory federal income tax rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Change in fair value of warrants					0.00%	0.00%
Transaction costs allocated to warrants					0.00%	0.00%
Change in fair value of over-allotment option liability					0.00%	0.00%
Valuation allowance					(76.50%)	1.20%
Income tax provision	5.53%	(0.00%)	12.20%	(0.00%)	(55.50%)	22.20%